High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)
Communications (0.0%)
iHeartMedia, Inc. *	22,266	163
Total		163

Materials (0.1%)
Hexion Holdings Corp. *	42,192	401
Total		401

Total Common Stocks (Cost: $1,182)		564

Corporate Bonds (94.4%)
Basic Materials (4.1%)
Alpha 2 BV
8.750%, 6/1/23 144A	1,050,000	945
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 2/1/25 144A	2,900,000	2,671
Clearwater Paper Corp.
5.375%, 2/1/25 144A	3,300,000	3,003
Compass Minerals International, Inc.
4.875%, 7/15/24 144A	2,500,000	2,350
6.750%, 12/1/27 144A	1,625,000	1,467
Crown Holdings, Inc.
4.250%, 9/30/26	250,000	246
Freeport-McMoRan, Inc.
3.875%, 3/15/23	2,850,000	2,715
4.125%, 3/1/28	1,500,000	1,313
4.250%, 3/1/30	625,000	543
5.000%, 9/1/27	925,000	859
5.250%, 9/1/29	725,000	683
5.400%, 11/14/34	1,775,000	1,642
Hexion, Inc.
7.875%, 7/15/27 144A	1,875,000	1,594
HudBay Minerals, Inc.
7.250%, 1/15/23 144A	350,000	304
7.625%, 1/15/25 144A	2,525,000	2,197
Platform Specialty Products Corp.
5.875%, 12/1/25 144A	2,050,000	2,009
PQ Corp.
5.750%, 12/15/25 144A	1,000,000	900
Starfruit Finco BV / Starfruit US Holdco LLC
8.000%, 10/1/26 144A	3,425,000	3,251
Steel Dynamics, Inc.
5.500%, 10/1/24	930,000	903
Total		29,595

Communications (18.8%)
Altice France SA
8.125%, 2/1/27 144A	950,000	990
AMC Networks, Inc.
4.750%, 8/1/25	1,500,000	1,459
5.000%, 4/1/24	2,275,000	2,184
Cablevision Systems Corp.
5.875%, 9/15/22	2,225,000	2,247
CBS Radio, Inc.
7.250%, 11/1/24 144A	2,275,000	1,900
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 8/15/30 144A	2,175,000	2,131

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
4.750%, 3/1/30 144A	4,825,000	4,813
5.000%, 2/1/28 144A	2,000,000	2,008
5.125%, 5/1/27 144A	1,975,000	1,988
5.250%, 9/30/22	1,350,000	1,326
5.375%, 5/1/25 144A	650,000	666
5.375%, 6/1/29 144A	1,050,000	1,079
5.500%, 5/1/26 144A	550,000	557
5.750%, 2/15/26 144A	2,350,000	2,374
5.875%, 4/1/24 144A	575,000	588
5.875%, 5/1/27 144A	1,650,000	1,699
CSC Holdings LLC
5.250%, 6/1/24	1,650,000	1,654
5.375%, 7/15/23 144A	1,100,000	1,111
5.500%, 5/15/26 144A	650,000	672
5.500%, 4/15/27 144A	2,425,000	2,510
5.750%, 1/15/30 144A	2,525,000	2,546
6.500%, 2/1/29 144A	675,000	728
6.625%, 10/15/25 144A	1,250,000	1,314
7.500%, 4/1/28 144A	1,750,000	1,864
7.750%, 7/15/25 144A	2,250,000	2,340
Cumulus Media New Holdings, Inc.
6.750%, 7/1/26 144A	1,200,000	1,074
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A	1,775,000	1,442
6.625%, 8/15/27 144A	2,600,000	1,739
DISH DBS Corp.
5.875%, 11/15/24	3,250,000	3,165
7.750%, 7/1/26	2,000,000	2,055
Entercom Media Corp.
6.500%, 5/1/27 144A	1,800,000	1,562
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/1/27 144A	950,000	959
Gray Escrow, Inc.
7.000%, 5/15/27 144A	750,000	746
Gray Television, Inc.
5.125%, 10/15/24 144A	675,000	652
5.875%, 7/15/26 144A	2,575,000	2,479
iHeartCommunications, Inc.
4.750%, 1/15/28 144A	425,000	383
5.250%, 8/15/27 144A	825,000	719
6.375%, 5/1/26	125,901	119
8.375%, 5/1/27	4,828,194	4,111
Intelsat Jackson Holdings SA
5.500%, 8/1/23	1,525,000	938
8.000%, 2/15/24 144A	625,000	604
8.500%, 10/15/24 144A	1,775,000	1,118
9.750%, 7/15/25 144A	950,000	594
Match Group, Inc.
4.125%, 8/1/30 144A	2,675,000	2,391
5.000%, 12/15/27 144A	1,375,000	1,313
6.375%, 6/1/24	725,000	730
Nexstar Broadcasting, Inc.
5.625%, 8/1/24 144A	2,825,000	2,659
5.625%, 7/15/27 144A	3,000,000	2,933

High Yield Bond Portfolio

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 3/15/30 144A	175,000	156
Scripps Escrow, Inc.
5.875%, 7/15/27 144A	1,725,000	1,518
SFR Group SA
7.375%, 5/1/26 144A	6,000,000	6,060
Sinclair Television Group, Inc.
5.125%, 2/15/27 144A	2,875,000	2,429
5.625%, 8/1/24 144A	825,000	760
5.875%, 3/15/26 144A	575,000	509
Sirius XM Radio, Inc.
4.625%, 5/15/23 144A	550,000	544
4.625%, 7/15/24 144A	1,825,000	1,852
5.000%, 8/1/27 144A	775,000	787
5.375%, 4/15/25 144A	1,100,000	1,111
5.375%, 7/15/26 144A	1,675,000	1,695
5.500%, 7/1/29 144A	925,000	944
Sprint Capital Corp.
6.875%, 11/15/28	2,425,000	2,770
Sprint Corp.
7.125%, 6/15/24	1,150,000	1,264
7.625%, 2/15/25	1,950,000	2,158
7.625%, 3/1/26	1,200,000	1,358
7.875%, 9/15/23	3,640,000	4,013
TEGNA, Inc.
4.625%, 3/15/28 144A	600,000	527
5.000%, 9/15/29 144A	3,100,000	2,790
5.500%, 9/15/24 144A	495,000	470
Telenet Finance Luxembourg Notes SARL
5.500%, 3/1/28 144A	4,400,000	4,092
Terrier Media Buyer, Inc.
8.875%, 12/15/27 144A	3,900,000	3,276
T-Mobile USA, Inc.
4.500%, 2/1/26	525,000	534
5.125%, 4/15/25	2,700,000	2,761
5.375%, 4/15/27	350,000	361
6.000%, 3/1/23	750,000	754
6.375%, 3/1/25	1,685,000	1,723
6.500%, 1/15/24	425,000	431
6.500%, 1/15/26	875,000	919
VeriSign, Inc.
5.250%, 4/1/25	350,000	358
Virgin Media Finance PLC
5.750%, 1/15/25 144A	3,475,000	3,371
Virgin Media Secured Finance PLC
5.500%, 8/15/26 144A	425,000	431
5.500%, 5/15/29 144A	475,000	475
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	575,000	564
6.000%, 1/15/27 144A	2,200,000	2,134
Ziggo BV
4.875%, 1/15/30 144A	200,000	195
5.500%, 1/15/27 144A	2,180,000	2,180
Total		135,507

Consumer, Cyclical (12.3%)
1011778 BC ULC / New Red Finance, Inc.
3.875%, 1/15/28 144A	225,000	214
4.250%, 5/15/24 144A	1,400,000	1,396
4.375%, 1/15/28 144A	1,175,000	1,086

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
5.000%, 10/15/25 144A	5,425,000	5,181
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	2,900,000	1,986
Adient US LLC
7.000%, 5/15/26 144A	375,000	347
American Axle & Manufacturing, Inc.
6.250%, 3/15/26	200,000	154
6.500%, 4/1/27	2,925,000	2,256
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/28 144A	725,000	660
5.875%, 5/15/26 144A	3,275,000	3,119
Anixter, Inc.
6.000%, 12/1/25	975,000	954
Aramark Services, Inc.
5.000%, 4/1/25 144A	1,450,000	1,373
5.000%, 2/1/28 144A	2,100,000	1,954
Boyd Gaming Corp.
4.750%, 12/1/27 144A	1,400,000	1,155
6.000%, 8/15/26	1,050,000	903
6.375%, 4/1/26	1,025,000	887
CD&R Waterworks Merger Sub LLC
6.125%, 8/15/25 144A	3,700,000	3,441
CRC Escrow Issuer LLC / CRC Finco, Inc.
5.250%, 10/15/25 144A	2,300,000	1,661
Dana Financing Luxembourg Sarl
5.750%, 4/15/25 144A	650,000	565
6.500%, 6/1/26 144A	2,575,000	2,266
Dana, Inc.
5.375%, 11/15/27	350,000	283
Eldorado Resorts, Inc.
6.000%, 4/1/25	2,275,000	2,047
6.000%, 9/15/26	325,000	293
Ferrellgas LP / Ferrellgas Finance Corp.
6.750%, 1/15/22	2,300,000	1,966
6.750%, 6/15/23	875,000	755
Ford Motor Credit Co. LLC
3.096%, 5/4/23	350,000	310
3.336%, 3/18/21	450,000	430
5.113%, 5/3/29	2,400,000	2,046
The Goodyear Tire & Rubber Co.
4.875%, 3/15/27	1,300,000	1,193
5.000%, 5/31/26	1,450,000	1,338
5.125%, 11/15/23	250,000	236
Hanesbrands, Inc.
4.875%, 5/15/26 144A	875,000	860
Hilton Domestic Operating Co., Inc.
4.875%, 1/15/30	500,000	425
5.125%, 5/1/26	1,825,000	1,747
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	725,000	674
IAA Spinco, Inc.
5.500%, 6/15/27 144A	450,000	435
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,925,000	2,282
6.000%, 5/15/27 144A	800,000	560
6.375%, 5/15/29 144A	900,000	688
JB Poindexter & Co., Inc.
7.125%, 4/15/26 144A	2,125,000	1,967

High Yield Bond Portfolio

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
KAR Auction Services, Inc.
5.125%, 6/1/25 144A	1,425,000	1,361
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	517
5.000%, 6/1/24 144A	800,000	784
5.250%, 6/1/26 144A	1,600,000	1,598
Live Nation Entertainment, Inc.
4.750%, 10/15/27 144A	525,000	470
MGM Resorts International
4.625%, 9/1/26	115,000	98
5.500%, 4/15/27	262,000	238
5.750%, 6/15/25	771,000	690
6.000%, 3/15/23	2,275,000	2,195
Michaels Stores, Inc.
8.000%, 7/15/27 144A	1,775,000	1,313
Mohegan Tribal Gaming Authority
7.875%, 10/15/24 144A	2,800,000	2,072
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 5/15/26 144A	300,000	283
8.500%, 5/15/27 144A	5,675,000	4,951
Party City Holdings, Inc.
6.125%, 8/15/23 144A	2,600,000	598
6.625%, 8/1/26 144A	2,525,000	253
Penn National Gaming, Inc.
5.625%, 1/15/27 144A	550,000	408
Performance Food Group, Inc.
5.500%, 6/1/24 144A	325,000	302
5.500%, 10/15/27 144A	1,500,000	1,391
Red Rock Resorts, Inc.
5.000%, 10/1/25 144A	2,150,000	1,791
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	3,575,000	3,012
Stars Group Holdings BV
7.000%, 7/15/26 144A	3,950,000	3,714
Station Casinos LLC
4.500%, 2/15/28 144A	900,000	729
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.500%, 6/1/24	3,275,000	3,079
5.750%, 3/1/25	275,000	254
5.875%, 3/1/27	900,000	829
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 144A	875,000	717
Viking Cruises, Ltd.
5.875%, 9/15/27 144A	75,000	44
6.250%, 5/15/25 144A	600,000	384
VOC Escrow, Ltd.
5.000%, 2/15/28 144A	1,400,000	1,024
The William Carter Co.
5.625%, 3/15/27 144A	225,000	216
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 144A	550,000	479
Yum! Brands, Inc.
4.750%, 1/15/30 144A	725,000	675
7.750%, 4/1/25 144A	350,000	368
Total		88,930

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical (21.1%)
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	975,000	919
6.500%, 3/1/24	3,975,000	3,866
Air Medical Merger Sub Corp.
6.375%, 5/15/23 144A	3,125,000	2,773
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.500%, 2/15/23 144A	325,000	320
4.875%, 2/15/30 144A	450,000	445
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
5.750%, 3/15/25	4,575,000	4,569
5.875%, 2/15/28 144A	700,000	712
6.625%, 6/15/24	1,300,000	1,319
7.500%, 3/15/26 144A	625,000	674
Allied Universal Holdco LLC
6.625%, 7/15/26 144A	1,525,000	1,493
9.750%, 7/15/27 144A	6,100,000	5,749
Avantor, Inc.
6.000%, 10/1/24 144A	825,000	864
9.000%, 10/1/25 144A	3,975,000	4,184
B&G Foods, Inc.
5.250%, 4/1/25	1,750,000	1,707
Bausch Health Cos., Inc.
5.000%, 1/30/28 144A	1,125,000	1,065
5.750%, 8/15/27 144A	775,000	798
7.250%, 5/30/29 144A	1,600,000	1,660
Centene Corp.
3.375%, 2/15/30 144A	900,000	837
4.250%, 12/15/27 144A	2,125,000	2,129
4.625%, 12/15/29 144A	2,425,000	2,437
4.750%, 1/15/25 144A	725,000	734
4.750%, 1/15/25	1,450,000	1,468
5.375%, 8/15/26 144A	800,000	816
Centene Escrow I Corp.
5.375%, 6/1/26 144A	1,550,000	1,597
Charles River Laboratories International, Inc.
4.250%, 5/1/28 144A	400,000	386
5.500%, 4/1/26 144A	600,000	612
CHS / Community Health Systems, Inc.
6.250%, 3/31/23	2,525,000	2,397
6.625%, 2/15/25 144A	525,000	486
8.000%, 3/15/26 144A	1,050,000	997
8.625%, 1/15/24 144A	750,000	740
Endo Finance LLC / Endo Finco, Inc.
6.000%, 7/15/23 144A	1,330,000	963
6.000%, 2/1/25 144A	3,300,000	2,244
Enterprise Merger Sub, Inc.
8.750%, 10/15/26 144A	3,100,000	752
Financial & Risk US Holdings, Inc.
6.250%, 5/15/26 144A	600,000	619
8.250%, 11/15/26 144A	4,750,000	5,011
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	783
Gartner, Inc.
5.125%, 4/1/25 144A	850,000	831
GW B-CR Security Corp.
9.500%, 11/1/27 144A	4,394,000	3,928
HCA, Inc.
3.500%, 9/1/30	1,850,000	1,680

High Yield Bond Portfolio

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
5.000%, 3/15/24	750,000	777
5.375%, 2/1/25	2,250,000	2,289
5.375%, 9/1/26	975,000	1,004
5.625%, 9/1/28	650,000	680
5.875%, 5/1/23	1,870,000	1,952
5.875%, 2/15/26	2,825,000	2,942
5.875%, 2/1/29	550,000	582
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
6.375%, 8/1/23 144A	6,675,000	6,792
Kraft Foods Group, Inc.
3.500%, 6/6/22	325,000	323
Kraft Heinz Foods Co.
4.375%, 6/1/46	1,850,000	1,669
Lamb Weston Holdings, Inc.
4.875%, 11/1/26 144A	700,000	712
LifePoint Health, Inc.
4.375%, 2/15/27 144A	625,000	589
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.500%, 4/15/25 144A	4,600,000	966
5.625%, 10/15/23 144A	2,775,000	687
MEDNAX, Inc.
6.250%, 1/15/27 144A	1,700,000	1,364
MPH Acquisition Holdings LLC
7.125%, 6/1/24 144A	5,375,000	4,677
The Nielsen Co. Luxembourg SARL
5.000%, 2/1/25 144A	1,275,000	1,183
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 4/15/22 144A	2,400,000	2,212
Ortho Clinical, Inc.
6.625%, 5/15/22 144A	721,000	681
Polaris Intermediate Corp.
8.500%, 12/1/22 144A	2,200,000	1,705
Post Holdings, Inc.
4.625%, 4/15/30 144A	925,000	886
5.000%, 8/15/26 144A	975,000	1,003
5.500%, 12/15/29 144A	375,000	389
5.625%, 1/15/28 144A	975,000	992
5.750%, 3/1/27 144A	3,775,000	3,868
Prestige Brands, Inc.
5.125%, 1/15/28 144A	425,000	421
6.375%, 3/1/24 144A	3,600,000	3,690
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/1/26 144A	3,475,000	3,291
Surgery Center Holdings, Inc.
6.750%, 7/1/25 144A	1,725,000	1,242
Team Health Holdings, Inc.
6.375%, 2/1/25 144A	6,325,000	2,214
Teleflex, Inc.
4.625%, 11/15/27	450,000	450
Tenet Healthcare Corp.
4.625%, 7/15/24	1,400,000	1,333
4.875%, 1/1/26 144A	1,200,000	1,143
5.125%, 5/1/25	2,400,000	2,268
5.125%, 11/1/27 144A	1,450,000	1,385
6.750%, 6/15/23	2,100,000	1,937
7.000%, 8/1/25	1,625,000	1,406

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
United Rentals North America, Inc.
3.875%, 11/15/27	325,000	307
4.000%, 7/15/30	525,000	470
4.875%, 1/15/28	1,750,000	1,698
5.250%, 1/15/30	425,000	425
5.500%, 7/15/25	225,000	221
5.500%, 5/15/27	1,225,000	1,194
5.875%, 9/15/26	850,000	861
6.500%, 12/15/26	600,000	609
US Foods, Inc.
5.875%, 6/15/24 144A	3,225,000	2,911
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23 144A	403,000	395
5.500%, 11/1/25 144A	725,000	732
5.875%, 5/15/23 144A	165,000	163
6.125%, 4/15/25 144A	5,300,000	5,221
6.500%, 3/15/22 144A	150,000	152
7.000%, 3/15/24 144A	700,000	718
8.500%, 1/31/27 144A	2,175,000	2,273
9.000%, 12/15/25 144A	1,250,000	1,318
9.250%, 4/1/26 144A	525,000	548
Vizient, Inc.
6.250%, 5/15/27 144A	475,000	474
West Street Merger Sub, Inc.
6.375%, 9/1/25 144A	4,550,000	3,966
Total		151,924

Diversified (0.1%)
Stena International SA
6.125%, 2/1/25 144A	1,100,000	924
Total		924

Energy (9.1%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	2,000,000	1,389
5.750%, 3/1/27 144A	2,025,000	1,296
5.750%, 1/15/28 144A	2,600,000	1,664
Antero Resources Corp.
5.125%, 12/1/22	340,000	177
5.625%, 6/1/23	1,450,000	580
Archrock Partners LP
6.250%, 4/1/28 144A	775,000	535
6.875%, 4/1/27 144A	2,800,000	1,988
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/1/26 144A	400,000	115
10.000%, 4/1/22 144A	900,000	481
Berry Petroleum Co. LLC
7.000%, 2/15/26 144A	1,200,000	480
Buckeye Partners LP
4.125%, 3/1/25 144A	1,225,000	1,033
4.500%, 3/1/28 144A	1,750,000	1,435
Callon Petroleum Co.
6.125%, 10/1/24	1,502,000	267
6.375%, 7/1/26	1,050,000	168
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	1,750,000	416
8.250%, 7/15/25	425,000	68
Centennial Resource Production LLC
6.875%, 4/1/27 144A	1,400,000	343

High Yield Bond Portfolio

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	500,000	448
5.875%, 3/31/25	1,350,000	1,228
Cheniere Energy Partners LP
4.500%, 10/1/29 144A	925,000	823
5.250%, 10/1/25	2,850,000	2,650
5.625%, 10/1/26	1,200,000	1,116
Chesapeake Energy Corp.
7.000%, 10/1/24	1,000,000	75
11.500%, 1/1/25 144A	2,169,000	347
CNX Midstream Finance Corp.
6.500%, 3/15/26 144A	3,200,000	2,208
Coeur Mining, Inc.
5.875%, 6/1/24	2,075,000	1,867
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25 144A	3,025,000	1,573
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 1/30/28 144A	575,000	391
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 1/15/26 144A	3,175,000	3,096
EP Energy LLC / Everest Acquisition Finance, Inc.
8.000%, 11/29/24 144A *,j	1,850,000	37
EQM Midstream Partners, LP
4.750%, 7/15/23	575,000	416
5.500%, 7/15/28	1,000,000	556
EQT Corp.
4.875%, 11/15/21	300,000	244
6.125%, 2/1/25	525,000	404
Gulfport Energy Corp.
6.000%, 10/15/24	550,000	135
6.375%, 5/15/25	1,025,000	249
6.375%, 1/15/26	425,000	83
6.625%, 5/1/23	575,000	161
Hess Midstream Partners LP
5.125%, 6/15/28 144A	1,300,000	914
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 2/1/28 144A	975,000	817
Jagged Peak Energy LLC
5.875%, 5/1/26	1,475,000	1,103
MPLX LP
6.250%, 10/15/22 144A	503,000	453
6.375%, 5/1/24 144A	575,000	546
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	325,000	110
7.500%, 1/15/28 144A	325,000	104
NuStar Logistics LP
5.625%, 4/28/27	2,925,000	2,249
6.000%, 6/1/26	700,000	518
Oasis Petroleum, Inc.
6.250%, 5/1/26 144A	2,275,000	364
6.875%, 3/15/22	986,000	195
Parsley Energy LLC / Parsley Finance Corp.
5.250%, 8/15/25 144A	225,000	171
5.625%, 10/15/27 144A	700,000	493
PDC Energy, Inc.
5.750%, 5/15/26	1,525,000	853

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.125%, 9/15/24	575,000	307
Precision Drilling Corp.
5.250%, 11/15/24	225,000	79
7.125%, 1/15/26 144A	1,025,000	338
7.750%, 12/15/23	475,000	190
QEP Resources, Inc.
5.250%, 5/1/23	575,000	213
5.625%, 3/1/26	975,000	356
Range Resources Corp.
4.875%, 5/15/25	2,050,000	1,220
5.000%, 3/15/23	150,000	111
9.250%, 2/1/26 144A	500,000	300
SESI LLC
7.125%, 12/15/21	1,750,000	324
7.750%, 9/15/24	2,600,000	676
Shelf Drilling Holdings, Ltd.
8.250%, 2/15/25 144A	1,900,000	908
SM Energy Co.
5.625%, 6/1/25	1,000,000	272
6.625%, 1/15/27	250,000	73
6.750%, 9/15/26	1,300,000	390
Southwestern Energy Co.
7.750%, 10/1/27	875,000	575
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 8/15/22	2,680,000	590
5.750%, 4/15/25	2,275,000	250
Sunoco LP / Sunoco Finance Corp.
5.500%, 2/15/26	775,000	671
5.875%, 3/15/28	900,000	747
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,925,000	1,552
5.125%, 2/1/25	1,425,000	1,215
5.375%, 2/1/27	2,150,000	1,769
5.500%, 3/1/30 144A	2,250,000	1,749
5.875%, 4/15/26	1,350,000	1,124
6.500%, 7/15/27	300,000	256
TerraForm Power Operating LLC
4.250%, 1/31/23 144A	175,000	174
4.750%, 1/15/30 144A	1,725,000	1,673
5.000%, 1/31/28 144A	3,000,000	3,143
TransMontaigne Partners LP / TLP Finance Corp.
6.125%, 2/15/26	1,175,000	940
Ultra Resources, Inc.
7.125%, 4/15/25 144A	1,325,000	26
USA Compression Finance Corp.
6.875%, 4/1/26	3,275,000	2,047
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	1,025,000	635
Western Midstream Operating, LP
4.050%, 2/1/30	475,000	209
Whiting Petroleum Corp.
6.250%, 4/1/23	1,150,000	86
6.625%, 1/15/26	1,600,000	108
WPX Energy, Inc.
4.500%, 1/15/30	675,000	366
5.250%, 10/15/27	325,000	179

High Yield Bond Portfolio

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
5.750%, 6/1/26	425,000	242
Total		65,515

Financial (6.8%)
Acrisure LLC / Acrisure Finance, Inc.
7.000%, 11/15/25 144A	1,500,000	1,290
8.125%, 2/15/24 144A	1,175,000	1,145
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750%, 10/15/27 144A	2,100,000	1,966
Ally Financial, Inc.
5.750%, 11/20/25	1,650,000	1,614
AmWINS Group, Inc.
7.750%, 7/1/26 144A	3,950,000	3,856
AssuredPartners, Inc.
7.000%, 8/15/25 144A	3,250,000	2,925
GTCR AP Finance, Inc.
8.000%, 5/15/27 144A	1,275,000	1,173
HUB International, Ltd.
7.000%, 5/1/26 144A	9,650,000	9,553
KIRS Midco 3 PLC
8.625%, 7/15/23 144A	1,075,000	957
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, 9/1/26	450,000	374
5.625%, 5/1/24	475,000	456
5.750%, 2/1/27	225,000	196
National Financial Partners Corp.
6.875%, 7/15/25 144A	4,375,000	4,309
8.000%, 7/15/25 144A	650,000	595
Navient Corp.
5.000%, 3/15/27	450,000	387
5.875%, 10/25/24	1,850,000	1,698
6.125%, 3/25/24	1,075,000	1,005
6.750%, 6/25/25	1,325,000	1,219
6.750%, 6/15/26	350,000	322
7.250%, 9/25/23	550,000	539
Quicken Loans, Inc.
5.250%, 1/15/28 144A	1,850,000	1,809
5.750%, 5/1/25 144A	4,975,000	4,950
Ryman Hospitality Properties, Inc.
4.750%, 10/15/27 144A	925,000	694
USIS Merger Sub, Inc.
6.875%, 5/1/25 144A	4,425,000	4,115
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	115
3.750%, 2/15/27 144A	200,000	189
4.125%, 8/15/30 144A	125,000	118
4.250%, 12/1/26 144A	975,000	895
4.625%, 12/1/29 144A	775,000	705
Total		49,169

Industrial (12.7%)
Amsted Industries, Inc.
5.625%, 7/1/27 144A	650,000	632
ARD Finance SA
6.500%, 6/30/27 144A	4,200,000	3,607
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, 8/15/27 144A	1,000,000	1,025

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
6.000%, 2/15/25 144A	2,975,000	2,983
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,950,000	1,969
5.625%, 7/15/27 144A	1,150,000	1,188
Berry Plastics Corp.
5.125%, 7/15/23	1,150,000	1,153
5.500%, 5/15/22	4,205,000	4,142
6.000%, 10/15/22	137,000	135
BWAY Holding Co.
5.500%, 4/15/24 144A	2,175,000	2,001
7.250%, 4/15/25 144A	5,500,000	4,167
CFX Escrow Corp.
6.000%, 2/15/24 144A	525,000	522
6.375%, 2/15/26 144A	450,000	443
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 2/1/26	1,175,000	1,204
Energizer Holdings, Inc.
5.500%, 6/15/25 144A	225,000	218
6.375%, 7/15/26 144A	1,400,000	1,414
7.750%, 1/15/27 144A	600,000	620
Flex Acquisition Co., Inc.
6.875%, 1/15/25 144A	5,000,000	4,675
7.875%, 7/15/26 144A	4,175,000	3,845
Gates Global LLC / Gates Global Co.
6.250%, 1/15/26 144A	3,500,000	3,097
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	382
4.750%, 7/15/27 144A	650,000	636
Greif, Inc.
6.500%, 3/1/27 144A	450,000	432
The Hillman Group, Inc.
6.375%, 7/15/22 144A	1,300,000	1,009
Koppers, Inc.
6.000%, 2/15/25 144A	3,900,000	3,120
Masonite International Corp.
5.750%, 9/15/26 144A	700,000	686
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	2,075,000	1,971
5.875%, 8/15/23 144A	900,000	882
6.375%, 8/15/25 144A	1,050,000	998
Park Aerospace Holdings, Ltd.
5.500%, 2/15/24 144A	3,325,000	2,862
Pisces Midco, Inc.
8.000%, 4/15/26 144A	3,000,000	2,580
Resideo Funding, Inc.
6.125%, 11/1/26 144A	525,000	458
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
7.000%, 7/15/24 144A	2,575,000	2,617
Sealed Air Corp.
4.000%, 12/1/27 144A	350,000	326
5.125%, 12/1/24 144A	1,950,000	1,960
Sensata Technologies BV
5.625%, 11/1/24 144A	950,000	926
Sensata Technologies, Inc.
4.375%, 2/15/30 144A	325,000	293
Silgan Holdings, Inc.
4.125%, 2/1/28 144A	175,000	161

High Yield Bond Portfolio

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Standard Industries, Inc.
4.750%, 1/15/28 144A	625,000	576
5.000%, 2/15/27 144A	3,100,000	2,821
6.000%, 10/15/25 144A	1,625,000	1,597
Stevens Holding Co., Inc.
6.125%, 10/1/26 144A	900,000	889
Tervita Escrow Corp.
7.625%, 12/1/21 144A	2,000,000	1,400
Titan Acquisition, Ltd. / Titan Co-Borrower LLC
7.750%, 4/15/26 144A	1,700,000	1,420
TransDigm UK Holdings PLC
6.875%, 5/15/26	625,000	581
TransDigm, Inc.
5.500%, 11/15/27 144A	1,250,000	1,122
6.250%, 3/15/26 144A	2,250,000	2,239
6.375%, 6/15/26	1,850,000	1,771
6.500%, 7/15/24	4,875,000	4,642
6.500%, 5/15/25	300,000	285
7.500%, 3/15/27	350,000	337
Trident Merger Sub, Inc.
6.625%, 11/1/25 144A	2,225,000	1,786
Trident TPI Holdings, Inc.
9.250%, 8/1/24 144A	1,450,000	1,204
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	522
8.500%, 8/15/27 144A	1,775,000	1,784
TTM Technologies, Inc.
5.625%, 10/1/25 144A	1,800,000	1,512
WESCO Distribution, Inc.
5.375%, 12/15/21	2,905,000	2,731
5.375%, 6/15/24	1,750,000	1,488
Total		92,046

Other Holdings (–%)
General Motors Co. Escrow
7.200%, 1/15/49 *,Æ	610,000	–
8.375%, 7/15/49 *,Æ	4,865,000	–
Total		–

Technology (6.8%)
Banff Merger Sub, Inc.
9.750%, 9/1/26 144A	1,875,000	1,650
CDW LLC / CDW Finance Corp.
4.250%, 4/1/28	375,000	377
5.000%, 9/1/25	350,000	361
5.500%, 12/1/24	1,375,000	1,433
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.875%, 6/15/21 144A	298,000	297
7.125%, 6/15/24 144A	4,425,000	4,569
Entegris, Inc.
4.625%, 2/10/26 144A	850,000	808
Fair Isaac Corp.
4.000%, 6/15/28 144A	325,000	312
IMS Health, Inc.
5.000%, 10/15/26 144A	2,250,000	2,295
Inception Merger Sub, Inc. / Rackspace Hosting, Inc.
8.625%, 11/15/24 144A	4,275,000	3,803
Infor US, Inc.
6.500%, 5/15/22	4,900,000	4,774

Corporate Bonds (94.4%)	Shares/ Par +	Value $ (000’s)
Technology continued
IQVIA, Inc.
5.000%, 5/15/27 144A	750,000	767
JDA Escrow LLC / JDA Bond Finance, Inc.
7.375%, 10/15/24 144A	3,300,000	3,144
NCR Corp.
5.750%, 9/1/27 144A	1,025,000	933
6.375%, 12/15/23	520,000	513
Nuance Communications, Inc.
5.625%, 12/15/26	1,400,000	1,362
Open Text Corp.
3.875%, 2/15/28 144A	975,000	917
4.125%, 2/15/30 144A	800,000	752
PTC, Inc.
4.000%, 2/15/28 144A	500,000	480
Qorvo, Inc.
4.375%, 10/15/29 144A	1,350,000	1,256
Science Applications International Corp.
4.875%, 4/1/28 144A	100,000	96
Sensata Technologies UK Financing Co. PLC
6.250%, 2/15/26 144A	500,000	490
Sophia LP / Sophia Finance, Inc.
9.000%, 9/30/23 144A	1,450,000	1,428
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	3,600,000	3,713
Star Merger Sub, Inc.
6.875%, 8/15/26 144A	975,000	1,014
10.250%, 2/15/27 144A	4,425,000	4,690
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
6.750%, 6/1/25 144A	6,075,000	5,559
Western Digital Corp.
4.750%, 2/15/26	1,100,000	1,118
Total		48,911

Utilities (2.6%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	350,000	322
5.625%, 5/20/24	425,000	396
5.750%, 5/20/27	550,000	512
5.875%, 8/20/26	2,350,000	2,251
Calpine Corp.
4.500%, 2/15/28 144A	1,575,000	1,527
5.125%, 3/15/28 144A	825,000	759
5.250%, 6/1/26 144A	900,000	855
5.750%, 1/15/25	2,800,000	2,590
NRG Energy, Inc.
5.250%, 6/15/29 144A	1,250,000	1,287
5.750%, 1/15/28	225,000	229
6.625%, 1/15/27	2,050,000	2,132
7.250%, 5/15/26	1,525,000	1,597
Vistra Energy Corp.
5.875%, 6/1/23	225,000	224
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,117
5.500%, 9/1/26 144A	900,000	927
5.625%, 2/15/27 144A	1,925,000	1,985
Total		18,710

Total Corporate Bonds (Cost: $785,561)		681,231

High Yield Bond Portfolio

Short-Term Investments (4.0%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (4.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	28,711,029	28,711
Total		28,711

Total Short-Term Investments (Cost: $28,711)		28,711

Total Investments (98.5%) (Cost: $815,454)@		710,506

Other Assets, Less Liabilities (1.5%)		10,642

Net Assets (100.0%)		721,148

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $481,476 representing 66.8% of the net assets.

f	Defaulted Security
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $815,454 and the net unrealized depreciation of investments based on that cost was $104,948 which is comprised of $5,577 aggregate gross unrealized appreciation and $(110,525) aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$564	$—	$—
Corporate Bonds	—	681,231	—
Short-Term Investments	28,711	—	—
Total Assets:	$29,275	$681,231	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand